UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

August 31, 2007

1.805761.103

CTM-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.0%
	Principal Amount	Value
Connecticut - 79.7%
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R 182, 4.01% (Liquidity Facility Citibank NA) (b)(e)	$ 2,865,000	$ 2,865,000
Series ROC II R 45, 4.01% (Liquidity Facility Citibank NA) (b)(e)	10,110,000	10,110,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 4.02% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)(e)	17,915,000	17,915,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 3.93%, LOC HSBC Bank USA, VRDN (b)	29,200,000	29,200,000
Series 1999, 3.93%, LOC HSBC Bank USA, VRDN (b)	5,180,000	5,180,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1999, 3.74% tender 11/7/07, CP mode	10,900,000	10,900,000
Series 1999, 3.75% tender 10/11/07, CP mode	10,000,000	10,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.) Series 2004 A, 4%, LOC Citizens Bank of Rhode Island, VRDN (b)(d)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series 1518, 4.03% (Liquidity Facility Morgan Stanley) (b)(e)	24,485,000	24,485,000
Series 75, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	4,870,000	4,870,000
Series BA 02 A, 3.99% (Liquidity Facility Bank of America NA) (b)(e)	4,815,000	4,815,000
Series EGL 01 701, 4% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)	20,000,000	20,000,000
Series Floaters 01 681, 4.03% (Liquidity Facility Morgan Stanley) (b)(e)	10,220,000	10,220,000
Series LB 07 P30W, 4.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	17,720,000	17,720,000
Series MS 00 514, 4.03% (Liquidity Facility Morgan Stanley) (b)(e)	9,695,000	9,695,000
Series MS 01 1395, 4.03% (Liquidity Facility Morgan Stanley) (b)(e)	16,000,000	16,000,000
Series MS 01 571, 4.03% (Liquidity Facility Morgan Stanley) (b)(e)	24,415,000	24,415,000
Series MS 1053, 4.03% (Liquidity Facility Morgan Stanley) (b)(e)	22,835,000	22,835,000
Series MSTC 7008, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	5,000,000	5,000,000
Series PA 888R, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series PT 1246, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 9,895,000	$ 9,895,000
Series PT 1409, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,270,000	12,270,000
Series PT 2223, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,675,000	10,675,000
Series PT 2532, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,265,000	5,265,000
Series PT 2693, 4% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	44,160,000	44,160,000
Series PT 4118, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	25,290,000	25,290,000
Series PT 4128, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,770,000	10,770,000
Series Putters 1550, 3.99% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,870,000	6,870,000
Series Putters 1786, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	8,975,000	8,975,000
Series Putters 2023, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,445,000	12,445,000
Series Putters 2072, 4.01% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,300,000	10,300,000
Series Putters 320, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,595,000	6,595,000
Series ROC II R 596, 4.01% (Liquidity Facility Citibank NA) (b)(e)	4,170,000	4,170,000
Series ROC II R1064, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,720,000	6,720,000
Series ROC II R3013, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,230,000	5,230,000
Series ROC II R4009, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(e)	18,580,000	18,580,000
Series ROC II R4048, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,150,000	5,150,000
Series 2004 A, 4.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	33,970,000	33,970,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Yale Univ. Proj.):
Series S-1, 3.74% tender 12/21/07, CP mode	10,000,000	10,000,000
Series S-2, 3.7% tender 9/14/07, CP mode	16,690,000	16,690,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series PT 905, 3.66%, tender 9/13/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 36,280,000	$ 36,280,000
Participating VRDN:
Series AAB 05 59, 4.01% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	19,995,000	19,995,000
Series EGL 02 6027 Class A, 4.01% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	19,805,000	19,805,000
Series EGL 04 19 Class A, 4.02% (Liquidity Facility Citibank NA) (b)(e)	14,850,000	14,850,000
Series LB 05 K6, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	9,230,000	9,230,000
Series MS 06 1637, 4.03% (Liquidity Facility Morgan Stanley) (b)(e)	26,325,000	26,325,000
Series MS 06 1884, 4.02% (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,930,000	10,930,000
(Greenwich Family YMCA Proj.) Series A, 3.98%, LOC Bank of New York, New York, VRDN (b)	11,500,000	11,500,000
(Pomfret School Issue Proj.) Series A, 4%, LOC Bank of America NA, VRDN (b)	4,450,000	4,450,000
(Sacred Heart Univ. Proj.) 3.95%, LOC Bank of America NA, VRDN (b)	8,420,000	8,420,000
(Univ. of Bridgeport Proj.) Series B, 3.97%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	9,175,000	9,175,000
(Univ. of New Haven Proj.) 3.97%, LOC Wachovia Bank NA, VRDN (b)	7,825,000	7,825,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)(f)	26,305,000	26,305,000
Connecticut Home Fin. Auth. Participating VRDN:
Series 06-K73, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	7,725,000	7,725,000
Series 06-P62U, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	11,000,000	11,000,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series LB 05 L14, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	9,000,000	9,000,000
Series MT 37, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	85,000	85,000
Series MT 374, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	925,000	925,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
Participating VRDN:
Series MT 376, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 585,000	$ 585,000
Series MT 63, 4.06% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	5,000	5,000
Series PT 2337, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	15,000	15,000
Series PT 3628, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,770,000	5,770,000
Series ROC II R402, 4.05% (Liquidity Facility Citibank NA) (b)(d)(e)	3,540,000	3,540,000
(Connecticut Gen. Hsg. Proj.):
Series 2001 B4, 3.99% (AMBAC Insured), VRDN (b)(d)	4,300,000	4,300,000
Series E-5, 3.95% (AMBAC Insured), VRDN (b)(d)	3,600,000	3,600,000
Series 1990 C, 4.2% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(d)	7,085,000	7,085,000
Series 1990 D, 4.15% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(d)	12,680,000	12,680,000
Series 2002 A3, 3.95% (AMBAC Insured), VRDN (b)(d)	2,200,000	2,200,000
Series 2002 F2, 3.99% (AMBAC Insured), VRDN (b)(d)	37,700,000	37,700,000
Subseries 2005 B2, 3.99% (AMBAC Insured), VRDN (b)(d)	38,800,000	38,800,000
Subseries 2005 D5, 4.05% (AMBAC Insured), VRDN (b)(d)	2,850,000	2,850,000
Subseries 2006 B2, 3.99% (AMBAC Insured), VRDN (b)(d)	161,755,000	161,755,000
Subseries E4, 3.95% (AMBAC Insured), VRDN (b)(d)	2,435,000	2,435,000
Connecticut Hsg. Fin. Auth. Hsg. Mortgage Rev.:
(Connecticut Gen. Hsg. Proj.) Series A-4, 4.1% (AMBAC Insured), VRDN (b)(d)	44,140,000	44,140,000
Series F, 3.99% (AMBAC Insured), VRDN (b)(d)	23,550,000	23,550,000
Connecticut Spl. Tax Oblig. Rev.:
Participating VRDN:
Series MS 01 735, 4.03% (Liquidity Facility Morgan Stanley) (b)(e)	14,375,000	14,375,000
Series PA 1039R, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,530,000	3,530,000
Series PT 368, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,700,000	8,700,000
Series Putters 612, 3.99% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,200,000	5,200,000
Series ROC II R122, 4.01% (Liquidity Facility Citibank NA) (b)(e)	12,265,000	12,265,000
Series ROC II R4068 4.01% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,945,000	4,945,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
(Trans. Infrastructure Proj.):
Series 1, 3.93% (FSA Insured), VRDN (b)	$ 37,800,000	$ 37,800,000
Series 2003 1, 4.05% (AMBAC Insured), VRDN (b)	61,735,000	61,735,000
Series 2003 2, 4.05% (AMBAC Insured), VRDN (b)	45,000,000	45,000,000
East Haddam Gen. Oblig. BAN 4% 5/15/08	13,400,000	13,433,589
Fairfield Gen. Oblig. BAN 4.25% 7/25/08	18,100,000	18,190,683
Groton Town Gen. Oblig. BAN 4% 10/30/07	20,000,000	20,013,458
Hamden Gen. Oblig. BAN 4.25% 7/25/08	12,300,000	12,355,196
Hartford County Metropolitan District Gen. Oblig. BAN 4% 11/15/07	8,900,000	8,907,629
Ledyard Gen. Oblig. BAN 4% 7/15/08	7,710,000	7,728,069
Meriden Gen. Oblig. BAN 4.25% 8/1/08	22,355,000	22,463,425
New Britain Gen. Oblig. BAN 4.25% 4/4/08	8,000,000	8,032,335
New Haven Gen. Oblig. Series A:
3.71% 9/19/07, LOC Landesbank Hessen-Thuringen, CP	3,255,000	3,255,000
3.73% 9/13/07, LOC Landesbank Hessen-Thuringen, CP	3,820,000	3,820,000
3.73% 9/14/07, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
3.74% 12/21/07, LOC Landesbank Hessen-Thuringen, CP	5,000,000	5,000,000
3.75% 9/12/07, LOC Landesbank Hessen-Thuringen, CP	3,405,000	3,405,000
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 75 Class A, 4.02% (Liquidity Facility Citibank NA) (b)(e)	7,005,000	7,005,000
Series 18B, 3.93% (MBIA Insured), VRDN (b)	13,150,000	13,150,000
Stamford Gen. Oblig. BAN 4.5% 6/4/08	39,300,000	39,522,587
Sterling Gen. Oblig. BAN 4% 2/1/08	8,265,000	8,277,692
Thompson Gen. Oblig. BAN 4% 12/13/07	6,500,000	6,507,995
Weston Gen. Oblig. Participating VRDN Series ROC II R 6501, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(e)	1,840,000	1,840,000
		1,504,782,658
Puerto Rico - 15.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 4.03% (Liquidity Facility Citigroup, Inc.) (b)(e)	18,000,000	18,000,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 4% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,385,000	9,385,000
Series PA 620, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	850,000	850,000
Series ROC II R185, 4% (Liquidity Facility Citibank NA) (b)(e)	4,405,000	4,405,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series EC 1004, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 16,500,000	$ 16,500,000
Series ROC II R 66 4% (Liquidity Facility Citibank NA) (b)(e)	2,400,000	2,400,000
Series ROC II R 815, 4% (Liquidity Facility Citibank NA) (b)(e)	8,760,000	8,760,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series Merlots 00 FFF, 4% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,920,000	5,920,000
Series Merlots 05 A20, 4% (Liquidity Facility Bank of New York, New York) (b)(e)	4,080,000	4,080,000
Series Merlots 98 B8, 4% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,120,000	5,120,000
Series RobIns 14, 3.98% (Liquidity Facility Bank of New York, New York) (b)(e)	11,975,000	11,975,000
Series ROC 2 98 1, 4% (Liquidity Facility Citibank NA) (b)(e)	2,000,000	2,000,000
Series ROC II 99 2, 4% (Liquidity Facility Citibank NA) (b)(e)	3,500,000	3,500,000
Series ROC II R 785 CE, 4% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,510,000	6,510,000
Series ROC II R 789 CE, 4% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,600,000	4,600,000
Series ROC II R 790, 4% (Liquidity Facility Citibank NA) (b)(e)	13,700,000	13,700,000
Series ROC II R 814, 4% (Liquidity Facility Citibank NA) (b)(e)	11,740,000	11,740,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series EGL 00 5101 Class A, 3.99% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)	10,000,000	10,000,000
Series Merlots 00 A15, 4% (Liquidity Facility Bank of New York, New York) (b)(e)	11,985,000	11,985,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series BBT 06, 4.01% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	23,025,000	23,025,000
Series EGL 06 102 Class A, 4.01% (Liquidity Facility Citibank NA) (b)(e)	6,500,000	6,500,000
Series MS 06 1845, 4.02% (Liquidity Facility Morgan Stanley) (b)(e)	10,053,000	10,053,000
Series MS 1276, 4.02% (Liquidity Facility Morgan Stanley) (b)(e)	3,400,000	3,400,000
Series Putters 147, 3.99% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,100,000	1,100,000
Series RobIns 16, 3.98% (Liquidity Facility Bank of New York, New York) (b)(e)	4,570,000	4,570,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN: - continued
Series ROC II R 11001 CE, 4% (Liquidity Facility Citibank NA) (b)(e)	$ 28,200,000	$ 28,200,000
Series ROC II R 11003 CE, 4% (Liquidity Facility Citibank NA) (b)(e)	10,350,000	10,350,000
Puerto Rico Govt. Dev. Bank Participating VRDN Series MT 254, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,000,000	9,000,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 4.13%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,700,000	1,700,000
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Participating VRDN:
Series MT 195, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,700,000	1,700,000
Series MT 206, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,900,000	1,900,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN:
Series LB 07 FC8, 4.2% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	10,000,000	10,000,000
Series PZ 266, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,400,000	7,400,000
Series PZ 269, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	14,665,000	14,665,000
Series ROC II R 11146 Z, 4.03% (Liquidity Facility Citibank NA) (b)(e)	6,700,000	6,700,000
		291,693,000
	Shares
Other - 0.9%
Fidelity Municipal Cash Central Fund, 3.71% (a)(c)	17,942,000	17,942,000
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $1,814,417,658)		1,814,417,658
NET OTHER ASSETS - 4.0%		74,812,675
NET ASSETS - 100%		$ 1,889,230,333
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,585,000 or 3.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series PT 905, 3.66%, tender 9/13/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/13/07	$ 36,280,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota)	2/8/07 - 5/3/07	$ 26,305,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 970,999
Income Tax Information
At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,814,417,658.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Florida Municipal
Money Market Fund

August 31, 2007

1.805764.103

SFM-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.6%
	Principal Amount	Value
Arizona - 0.8%
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(c)	$ 5,500,000	$ 5,500,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 4.22%, LOC JPMorgan Chase Bank, VRDN (b)	1,050,000	1,050,000
Phoenix Indl. Dev. Auth. Single Family Mortgage Rev. Participating VRDN Series MT 247, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,760,000	2,760,000
		9,310,000
California - 0.4%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 4.15% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,800,000	3,800,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.3%, VRDN (b)(c)	700,000	700,000
		4,500,000
Colorado - 1.4%
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series LB 05 F1, 4.3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	8,420,000	8,420,000
Series LB 05 F4, 4.3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,965,000	4,965,000
Denver City & County Arpt. Rev. Participating VRDN Series LB 07 P17, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,900,000	2,900,000
		16,285,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 4.2%, VRDN (b)(c)	900,000	900,000
Delaware Hsg. Auth. Rev. Participating VRDN Series Merlots 06 B10, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,595,000	3,595,000
		4,495,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 0.4%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Putters 1691, 4.05% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	$ 1,995,000	$ 1,995,000
Series ROC II R54, 4.11% (Liquidity Facility Citibank NA) (b)(c)(d)	2,495,000	2,495,000
		4,490,000
Florida - 71.1%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) 4.01%, LOC Citibank NA, VRDN (b)(c)	7,100,000	7,100,000
Broward County Hsg. Fin. Auth. Single Family Mortgage Rev.:
Bonds Series D, 5% 4/1/08 (c)	5,000,000	5,031,050
Participating VRDN Series Merlots 01 A27, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	775,000	775,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 4.1% (AMBAC Insured), VRDN (b)(c)	20,900,000	20,900,000
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apts. Proj.) Series 2000, 4.02%, LOC Bank of America NA, VRDN (b)(c)	6,720,000	6,720,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series BA 00 O, 4.06% (Liquidity Facility Bank of America NA) (b)(c)(d)	2,885,000	2,885,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 41, 4.03% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	33,770,000	33,770,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Summer Lakes Phase II Apts. Proj.) 4.05%, LOC Citibank NA, VRDN (b)(c)	22,000,000	22,000,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 4.1% (Monumental Life Ins. Co. Guaranteed), VRDN (b)(c)	28,475,000	28,475,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series BA 01 C, 4.06% (Liquidity Facility Bank of America NA) (b)(c)(d)	1,200,000	1,200,000
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series PT 3820, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,050,000	13,050,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 4.12%, LOC SunTrust Banks, Inc., VRDN (b)(c)	1,115,000	1,115,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 4.12%, LOC Wachovia Bank NA, VRDN (b)(c)	1,475,000	1,475,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 4.27%, LOC Wachovia Bank NA, VRDN (b)(c)	720,000	720,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Participating VRDN:
Series Clipper 05 17, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 5,581,000	$ 5,581,000
Series Clipper 06 7 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	18,425,000	18,425,000
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 4.03% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	11,437,000	11,437,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Bridgewater Club Proj.) Series L1, 3.99%, LOC SunTrust Banks, Inc., VRDN (b)(c)	7,230,000	7,230,000
(Heather Glenn Apts. Proj.) Series H, 4.01%, LOC Fannie Mae, VRDN (b)(c)	6,060,000	6,060,000
(Hunters Run Apts. Proj.) Series G, 4.01%, LOC Fannie Mae, VRDN (b)(c)	1,275,000	1,275,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 3.99%, LOC Citibank NA, VRDN (b)(c)	12,115,000	12,115,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 4.06% (Liquidity Facility Bank of America NA) (b)(c)(d)	225,000	225,000
Series LB 04 L74J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,595,000	4,595,000
Series LB 04 L9, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	6,315,000	6,315,000
Series LB 07 P48W, 4.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	11,760,000	11,760,000
Series LB 07 P70W, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	8,975,000	8,975,000
Series Merlots 06 B17, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	6,670,000	6,670,000
Series Merlots 07 C64, 4.07% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	5,400,000	5,400,000
Series Putters 1336 B, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	11,545,000	11,545,000
Series Putters 1340, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	29,385,000	29,385,000
(Riverside Apts. Proj.) Series 2000 1, 4.05%, LOC Bank of America NA, VRDN (b)(c)	5,555,000	5,555,000
(Stuart Pointe Apts. Proj.) Series B1, 3.99%, LOC SunTrust Banks, Inc., VRDN (b)(c)	7,700,000	7,700,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 4.03%, LOC Fannie Mae, VRDN (b)(c)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,100,000	$ 6,100,000
Florida Local Govt. Fin. Commission Auth. Rev. Series B, 3.78% 9/13/07, LOC Wachovia Bank NA, CP (c)	975,000	975,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PA 535, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,595,000	9,595,000
Series PT 2319, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,140,000	5,140,000
Series 2002 E, 4.1% (FSA Insured), VRDN (b)(c)	70,305,000	70,304,998
Series 2003 B, 3.67% 9/13/07, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (c)	8,550,000	8,550,000
Series A, 3.8% 9/13/07, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (c)	13,555,000	13,555,000
Series B, 3.76% 12/5/07, LOC Bayerische Landesbank (UNGTD), LOC State Street Bank & Trust Co., Boston, CP (c)	13,200,000	13,200,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (b)(c)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series Merlots 03 A18, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,540,000	3,540,000
Series PT 2723, 4.12% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	3,450,000	3,450,000
Series B:
3.67% 9/4/07, LOC Landesbank Baden-Wuert, CP (c)	15,000,000	15,000,000
3.82% 10/11/07, LOC Landesbank Baden-Wuert, CP (c)	10,300,000	10,300,000
3.85% 9/12/07, LOC Landesbank Baden-Wuert, CP (c)	3,500,000	3,500,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 4.05%, LOC Citibank NA, VRDN (b)(c)	4,000,000	4,000,000
(Lake Kathy Apt. Proj.) 4.02%, LOC SunTrust Banks, Inc., VRDN (b)(c)	5,670,000	5,670,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 4.05%, LOC Bank of America NA, VRDN (b)(c)	7,070,000	7,070,000
(Mobley Park Apts. Proj.) Series A, 4.03%, LOC Freddie Mac, VRDN (b)(c)	8,000,000	8,000,000
(Royal Palm Key Apts. Proj.) 4.05%, LOC Fannie Mae, VRDN (b)(c)	7,630,000	7,630,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 4.12%, LOC Bank of America NA, VRDN (b)(c)	$ 500,000	$ 500,000
Indian River County Hosp. District Hosp. Rev. Series 1985, 4.18%, LOC Wachovia Bank NA, VRDN (b)	12,700,000	12,700,000
Jacksonville Aviation Auth. Rev. 4.1% (FGIC Insured), VRDN (b)(c)	14,700,000	14,700,000
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.) 4.05%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(c)	2,100,000	2,100,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 4%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	14,700,000	14,700,000
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 4.05%, LOC Fannie Mae, VRDN (b)(c)	7,500,000	7,500,000
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds:
(Multi-county Prog.) Series B, 4.45% 9/2/08 (a)	12,500,000	12,564,625
Series D, 3.9% 9/5/07 (c)	4,600,000	4,600,000
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers Util., Inc. Proj.) Series A, 4.07%, LOC SunTrust Banks, Inc., VRDN (b)(c)	13,190,000	13,190,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Centre Court Apts. Proj.) Series 2000 A, 4.05%, LOC SunTrust Banks, Inc., VRDN (b)(c)	7,245,000	7,245,000
(Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 4.02%, LOC Bank of America NA, VRDN (b)(c)	3,070,000	3,070,000
Series B, 4.02%, LOC Bank of America NA, VRDN (b)(c)	3,385,000	3,385,000
Marion Co. Indl. Dev. Auth. (Ocala Recycling, Inc. Proj.) 4.07%, LOC Wachovia Bank NA, VRDN (b)(c)	5,000,000	5,000,000
Miami Gen. Oblig. Participating VRDN Series EC 1168, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,470,000	10,470,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series EGL 06 40 Class A, 4.07% (Liquidity Facility Citibank NA) (b)(c)(d)	4,950,000	4,950,000
Series EGL 06 60 Class A, 4.07% (Liquidity Facility Citibank NA) (b)(c)(d)	4,950,000	4,950,000
Series LB 05 L23, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	7,655,000	7,655,000
Series MS 06 1829, 4.08% (Liquidity Facility Morgan Stanley) (b)(c)(d)	17,300,000	17,300,000
Series PT 3246, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,205,000	1,205,000
Series Putters 1447, 4.05% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	9,860,000	9,860,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	$ 4,890,000	$ 4,890,000
Ocean Hwy. & Port Auth. Rev. Series 1990:
4.1%, LOC Wachovia Bank NA, VRDN (b)(c)	1,500,000	1,500,000
4.1%, LOC Wachovia Bank NA, VRDN (b)(c)	1,700,000	1,700,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series MT 118, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,380,000	1,380,000
Series MT 164, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,315,000	7,315,000
Series PT 2411, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	10,245,000	10,245,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Wtr. View Club Proj.) Series 1997 D, 3.95%, LOC Fannie Mae, VRDN (b)(c)	1,545,000	1,545,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 4.13%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,605,000	1,605,000
Orlando Utils. Commission Wtr. & Elec. Rev. Bonds Series PT 2372, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	5,900,000	5,900,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 4.05%, LOC Fannie Mae, VRDN (b)(c)	5,600,000	5,600,000
Palm Beach County School District 3.65% 9/13/07, LOC Bank of America NA, CP	12,000,000	12,000,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 4.1%, LOC Bank of America NA, VRDN (b)(c)	1,710,000	1,710,000
Pinellas County Cap. Impt. Rev. Bonds 5.75% 1/1/08 (FGIC Insured)	2,800,000	2,818,991
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series FRRI 03 L10J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,915,000	1,915,000
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series CDC 04 4 Class A, 4.1% (Liquidity Facility CDC Fin. CDC IXIS) (b)(c)(d)	10,165,000	10,165,000
Series MT 66, 4.1% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	12,745,000	12,745,000
Series MT 9, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	15,470,000	15,470,000
Series PT 2239, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,035,000	7,035,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN: - continued
Series PT 993, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 2,090,000	$ 2,090,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 4.07%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	3,100,000	3,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 4.05%, LOC Fannie Mae, VRDN (b)(c)	3,900,000	3,900,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 4.05%, LOC Fannie Mae, VRDN (b)(c)	6,000,000	6,000,000
(Summerset Village Proj.) 4.03%, LOC SunTrust Banks, Inc., VRDN (b)(c)	10,740,000	10,740,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 4.07%, LOC SunTrust Banks, Inc., VRDN (b)(c)	575,000	575,000
Sunshine State Govt. Fing. Commission Rev. Series I:
3.75% 9/7/07 (CIFG North America Insured), CP (c)	12,700,000	12,700,000
3.8% 9/12/07 (CIFG North America Insured), CP (c)	7,895,000	7,895,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 4.12%, LOC Wachovia Bank NA, VRDN (b)(c)	3,500,000	3,500,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 4.05%, LOC Fannie Mae, VRDN (b)(c)	9,500,000	9,500,000
		836,227,664
Georgia - 1.8%
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 A, 4.01%, LOC Gen. Elec. Cap. Corp., VRDN (b)	2,450,000	2,450,000
Series 2000 B, 4.08%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	9,540,000	9,540,000
Series 2000 C, 4.08%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	6,200,000	6,200,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 4.12%, LOC JPMorgan Chase Bank, VRDN (b)(c)	705,000	705,000
Whitfield County School District Bonds 4% 4/1/08	2,000,000	2,004,727
		20,899,727
Illinois - 0.9%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 4.14%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 4.17%, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 100,000	$ 100,000
(Delta-Unibus Corp. Proj.) Series 2001, 4.1%, LOC Bank of America NA, VRDN (b)(c)	2,800,000	2,800,000
Illinois Schools Participating VRDN Series PZP 6, 4.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,595,000	2,595,000
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 4.07%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,320,000	4,320,000
		11,215,000
Indiana - 0.8%
Indiana Hsg. & Cmnty. Dev. Auth. Participating VRDN Series CRVS 06 1013, 4.06% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	4,020,000	4,020,000
Indiana State Fin. Auth. Wtr. Facilities Rev. Participating VRDN Series 111, 4.06% (Liquidity Facility Bank of America NA) (b)(c)(d)	2,695,000	2,695,000
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 4.42%, LOC JPMorgan Chase Bank, VRDN (b)(c)	50,000	50,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 05 P, 4.06% (Liquidity Facility Bank of America NA) (b)(c)(d)	3,125,000	3,125,000
		9,890,000
Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.65% 4/1/08	3,800,000	3,800,000
Kentucky - 0.6%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 4.18% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	1,600,000	1,600,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	5,000,000	5,000,000
		6,600,000
Louisiana - 2.1%
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	1,464,000	1,464,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
4.02%, VRDN (b)(c)	6,250,000	6,250,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.): - continued
4.02%, VRDN (b)(c)	$ 5,000,000	$ 5,000,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.85% tender 9/12/07, CP mode	3,100,000	3,100,000
(Dow Chemical Co. Proj.):
Series 1993, 4.1%, VRDN (b)(c)	3,800,000	3,800,000
Series 1995, 4.1%, VRDN (b)(c)	5,150,000	5,150,000
		24,764,000
Maine - 0.6%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 185, 4.12% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	180,000	180,000
Series MT 312, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	210,000	210,000
Maine Hsg. Auth. Mortgage Purchase Rev.:
Bonds (Maine Gen. Mortgage Proj.) Series 2006 H, 3.62%, tender 12/17/07 (b)(c)	2,200,000	2,200,000
Participating VRDN Series Putters 1414 B, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	5,035,000	5,035,000
		7,625,000
Maryland - 0.2%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Maryland Residential Rev. Proj.) Series R, 3.64% 12/14/07 (c)	2,500,000	2,500,000
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Putters 1552, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,410,000	2,410,000
Missouri - 0.2%
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 4.05% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,900,000	2,900,000
Nebraska - 0.5%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Putters 1352, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	5,555,000	5,555,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.6%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11038, 4.06% (Liquidity Facility Citibank NA) (b)(c)(d)	$ 5,015,000	$ 5,015,000
Nevada Dept. of Bus. & Industry (Republic Svcs., Inc. Proj.) 4.3%, VRDN (b)(c)	2,600,000	2,600,000
		7,615,000
New Jersey - 0.6%
Madison Borough Gen. Oblig. BAN 4% 10/19/07	6,800,000	6,802,597
New Mexico - 0.2%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	1,928,000	1,928,000
New York - 0.7%
Rockland County Gen. Oblig. BAN 4% 12/20/07	8,100,000	8,108,769
Non State Specific - 0.6%
Multi-state Participating VRDN:
Series Putters 1850 F, 4.15% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,930,000	2,930,000
Series PZP 011, 4.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,280,000	1,280,000
Multi-state Hsg. Participating VRDN:
Series Clipper 04 11, 4.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	1,197,000	1,197,000
Series Clipper 07 14, 4.07% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	1,200,000	1,200,000
		6,607,000
North Carolina - 0.4%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 4.12%, VRDN (b)(c)	1,900,000	1,900,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,400,000	1,400,000
Series LB 03 L44J, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,100,000	1,100,000
		4,400,000
North Dakota - 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 4.14%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 1.2%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4.1% (Deutsche Post AG Guaranteed), VRDN (b)(c)	$ 2,900,000	$ 2,900,000
Series 2007 B, 4.1% (Deutsche Post AG Guaranteed), VRDN (b)(c)	2,900,000	2,900,000
Series 2007 C, 4.1% (Deutsche Post AG Guaranteed), VRDN (b)(c)	2,500,000	2,500,000
Delaware Gen. Oblig. BAN 4% 5/8/08	5,645,000	5,657,257
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 4.42%, LOC JPMorgan Chase Bank, VRDN (b)(c)	480,000	480,000
		14,437,257
Oklahoma - 0.3%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 06 P42, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,460,000	3,460,000
Oregon - 0.7%
Oregon Homeowner Rev. Participating VRDN:
Series MT 228, 4.1% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)(d)	3,095,000	3,095,000
Series MT 294, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,860,000	2,860,000
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 4.09%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,900,000	1,900,000
		7,855,000
Pennsylvania - 1.6%
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 4.15%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	8,525,000	8,525,000
Crawford County Indl. Dev. Auth. Rev. (Greenleaf Corp. Proj.) 4.13%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	4,100,000	4,100,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.3%, VRDN (b)(c)	2,900,000	2,900,000
Philadelphia Arpt. Rev. Series 2005 C, 4% (MBIA Insured), VRDN (b)(c)	3,005,000	3,005,000
		18,530,000
Puerto Rico - 0.2%
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.95%, tender 3/1/08 (b)	2,680,000	2,680,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 2.2%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 4.08%, VRDN (b)	$ 2,600,000	$ 2,600,000
South Carolina Hsg. Fin. & Dev. Auth. Mortgage Rev. Participating VRDN:
Series BA 01 L, 4.06% (Liquidity Facility Bank of America NA) (b)(c)(d)	1,600,000	1,600,000
Series Putters 1388, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	5,265,000	5,265,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Giant Cement Holding, Inc. Proj.) 4.02%, LOC Citibank NA, VRDN (b)(c)	13,600,000	13,600,000
(Mohawk Ind., Inc. Proj.) Series 1997 B, 4.05%, LOC Wachovia Bank NA, VRDN (b)(c)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.82% tender 11/1/07, CP mode	1,800,000	1,800,000
		26,065,000
South Dakota - 0.7%
South Dakota Hsg. Dev. Auth.:
Bonds (South Dakota Homeownership Mortgage Proj.):
Series C, 4.5% 6/1/08 (c)	1,500,000	1,506,492
Series F, 4.25% 8/15/08 (c)	1,700,000	1,707,075
Participating VRDN:
Series LB 04 L34J, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,725,000	1,725,000
Series LB 06 P41, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,090,000	3,090,000
		8,028,567
Tennessee - 1.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series PT 3897, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,995,000	4,995,000
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	3,000,000	3,000,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,685,000	1,685,000
Series LB L32J, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,970,000	2,970,000
		12,650,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 1.3%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series A, 4%, LOC Wachovia Bank NA, VRDN (b)(c)	$ 3,100,000	$ 3,100,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(c)	3,000,000	3,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series A, 5% 11/1/07 (c)	5,000,000	5,011,359
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mortgage Rev. Participating VRDN Series LB 06 K95, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,200,000	4,200,000
		15,311,359
Vermont - 0.4%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 4.06% (Liquidity Facility Bank of America NA) (b)(c)(d)	1,210,000	1,210,000
Vermont Hsg. Fin. Agcy. Single Family Hsg. Rev. Bonds Series 25B, 4.25% 5/1/08 (c)	4,000,000	4,009,577
		5,219,577
Virginia - 1.6%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.94% tender 9/12/07, CP mode (c)	3,200,000	3,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
3.9% tender 9/10/07, CP mode	4,000,000	4,000,000
3.92% tender 9/17/07, CP mode	2,000,000	2,000,000
4.08% tender 9/24/07, CP mode	2,000,000	2,000,000
Virginia Hsg. Dev. Auth. Participating VRDN Series LB 06 K75, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	5,100,000	5,100,000
Virginia Hsg. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series LB 06 P109, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,100,000	2,100,000
		18,400,000
Washington - 0.6%
Washington Hsg. Fin. Commission Participating VRDN Series Putters 1335, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	4,700,000	4,700,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Fairwinds Redmond Proj.) Series A, 4.01%, LOC Bank of America NA, VRDN (b)(c)	2,000,000	2,000,000
		6,700,000
Municipal Securities - continued
	Principal Amount	Value
West Virginia - 0.4%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 4.15%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	$ 4,390,000	$ 4,390,000
Wisconsin - 0.4%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 4.27%, LOC JPMorgan Chase Bank, VRDN (b)(c)	750,000	750,000
Milwaukee Gen. Oblig. RAN 4.25% 3/27/08	2,700,000	2,710,066
Wisconsin State Participating VRDN Series LB 06 K40, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,765,000	1,765,000
		5,225,066
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,158,879,583)		1,158,879,583
NET OTHER ASSETS - 1.4%		16,382,117
NET ASSETS - 100%		$ 1,175,261,700
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,900,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Orlando Utils. Commission Wtr. & Elec. Rev. Bonds Series PT 2372, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	10/10/06	$ 5,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 115,234
Income Tax Information
At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,158,879,583.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

August 31, 2007

1.805776.103

NJS-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.9%
	Principal Amount	Value
Delaware/New Jersey - 0.9%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 4.02% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 17,770,000	$ 17,770,000
New Jersey - 67.2%
Barnegat Township Board of Ed. BAN 4.25% 12/3/07	12,300,000	12,315,626
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 3.95%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Borough of Riverdale BAN 4% 11/2/07	7,000,000	7,004,245
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 4.01% (Liquidity Facility Citigroup, Inc.) (a)(f)	1,705,000	1,705,000
Camden BAN 4.25% 6/20/08	9,700,000	9,730,607
Carteret Gen. Oblig. BAN 4% 2/15/08	5,000,000	5,007,046
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 4.02% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,065,000	8,065,000
East Brunswick Township Gen. Oblig. BAN 4.25% 6/27/08	19,900,000	19,976,990
Englewood Gen. Oblig. BAN 4.25% 7/1/08	17,700,000	17,770,800
Essex County Gen. Oblig. BAN 4.25% 8/20/08	20,400,000	20,515,941
Essex County Impt. Auth. Rev. Participating VRDN:
Series PT 3987, 4% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	6,535,000	6,535,000
Series PT 4003, 4.06% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	6,000,000	6,000,000
Franklin Lakes Gen. Oblig. BAN 4% 3/13/08	4,090,000	4,098,152
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Merlots 05 A23, 4.02% (Liquidity Facility Bank of New York, New York) (a)(f)	21,875,000	21,875,000
Lincoln Park Gen. Oblig. BAN 4% 2/27/08	10,961,550	10,977,613
Middlesex County Gen. Oblig. BAN 4% 12/21/07	11,955,000	11,967,023
Montclair Township Gen. Oblig. BAN 4% 3/14/08	22,193,500	22,233,339
Mount Holly Township Gen. Oblig. BAN Series B, 4% 11/21/07	7,360,262	7,365,618
Mount Laurel Township Gen. Oblig. BAN Series G, 4.5% 11/2/07	11,800,677	11,817,695
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN Series MS 06 1711, 4.06% (Liquidity Facility Morgan Stanley) (a)(d)(f)	6,665,000	6,665,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 06 0135, 4% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(f)	$ 12,300,000	$ 12,300,000
Series MACN 05 H, 3.99% (Liquidity Facility Bank of America NA) (a)(f)	3,030,000	3,030,000
Series Merlots 04 B14, 4.02% (Liquidity Facility Wachovia Bank NA) (a)(f)	18,100,000	18,100,000
Series MT 14, 3.99% (Liquidity Facility BNP Paribas SA) (a)(f)	3,660,000	3,660,000
Series MT 34, 4.03% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	7,500,000	7,500,000
Series PA 1239, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,000,000	6,000,000
Series PT 3824, 4.03% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	20,680,000	20,680,000
Series ROC 689, 4.01% (Liquidity Facility Citibank NA) (a)(f)	7,500,000	7,500,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 4.07%, LOC Wachovia Bank NA, VRDN (a)(d)	2,800,000	2,800,000
(Jewish Home at Rockleigh Proj.) Series B, 3.96%, LOC Allied Irish Banks PLC, VRDN (a)	4,635,000	4,635,000
(LPS Inds. Proj.) 4.07%, LOC Wachovia Bank NA, VRDN (a)(d)	6,805,000	6,805,000
(Meriden Assisted Living at Shrewsbury Proj.) 4%, LOC Fannie Mae, VRDN (a)(d)	10,500,000	10,500,000
New Jersey Econ. Dev. Auth. School Rev. Series R-1, 3.85%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	9,580,000	9,580,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 3.96%, LOC Citibank NA, VRDN (a)(d)	43,400,000	43,400,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series A, 4%, LOC Wachovia Bank NA, VRDN (a)(d)	14,400,000	14,400,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 720050059 Class A, 4.02% (Liquidity Facility Citibank NA) (a)(f)	3,810,000	3,810,000
Series Putters 801, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	2,760,000	2,760,000
Series PZ 163, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,030,000	4,030,000
Series ROC II R 2191, 4.01% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,645,000	5,645,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Participating VRDN: - continued
Series ROC II R 6525, 4.01% (Liquidity Facility Citigroup, Inc.) (a)(f)	$ 3,000,000	$ 3,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 4.02% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	3,940,000	3,940,000
New Jersey Gen. Oblig.:
Bonds Series PT 3272, 3.71%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	6,385,000	6,385,000
Participating VRDN:
Series Clipper 06 12, 3.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	36,715,000	36,715,000
Series MACN 04 F, 3.99% (Liquidity Facility Bank of America NA) (a)(f)	9,270,000	9,270,000
Series PT 3508, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	3,960,000	3,960,000
Series Putters 1369, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	4,370,000	4,370,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN:
Series Merlots 06 F1, 4.02% (Liquidity Facility Wachovia Bank NA) (a)(f)	19,450,000	19,450,000
Series MT 24, 4.05% (Liquidity Facility Svenska Handelsbanken AB) (a)(f)	5,495,000	5,495,000
Series MT 25, 3.99% (Liquidity Facility Svenska Handelsbanken AB) (a)(f)	6,460,000	6,460,000
Series Putters 1063, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,805,000	5,805,000
New Jersey Health Care Facilities Fing. Auth. Rev. Catholic Health East Participating VRDN:
Series PA 1479, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	27,150,000	27,150,000
Series PA 1486, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,985,000	8,985,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 4.03% (Liquidity Facility Bank of America NA) (a)(d)(f)	3,895,000	3,895,000
Series LB 07 P46W, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	2,475,000	2,475,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.: - continued
Participating VRDN:
Series Merlots 00 A2, 4.07% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	$ 415,000	$ 415,000
Series PT 1289, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	470,000	470,000
Series PT 3991, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	20,000,000	20,000,000
(Single Family Hsg. Proj.):
Series 2005 O:
4.18% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	15,000,000	15,000,000
4.18% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	7,735,000	7,735,000
Series 2005 R, 3.97% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	28,610,000	28,610,000
Multi-Family Series D, 3.96% (FGIC Insured), VRDN (a)(d)	12,400,000	12,400,000
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series PA 649R, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,605,000	4,605,000
New Jersey Tobacco Settlement Fing. Corp.:
Bonds 4.375% 6/1/19 (Pre-Refunded to 6/1/08 @ 100) (e)	7,685,000	7,722,895
Participating VRDN:
Series Clipper 07 9, 4% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	16,600,000	16,600,000
Series PA 1283, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,250,000	6,250,000
Series PA 1285, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,100,000	5,100,000
Series Putters 1734 B, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	59,000,000	59,000,000
Series ROC II R 11028 CE, 4.01% (Liquidity Facility Citibank NA) (a)(f)	5,220,000	5,220,000
Series ROC II R 756 CE, 4.02% (Liquidity Facility Citibank NA) (a)(f)	48,545,000	48,545,000
Series ROC II R 818 CE, 4.01% (Liquidity Facility Citigroup, Inc.) (a)(f)	13,920,000	13,920,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series AAB 00 6, 3.98% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	29,240,000	29,240,000
Series LB 05 K9, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	7,205,000	7,205,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: - continued
Series Merlots 00 EEE, 4.02% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 3,980,000	$ 3,980,000
Series PA 613, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	14,165,000	14,165,000
Series PA 614, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,825,000	3,825,000
Series PA 670, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	2,345,000	2,345,000
Series PT 2493, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	3,340,000	3,340,000
Series Putters 155, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,000,000	1,000,000
Series ROC II R 10040, 4.01% (Liquidity Facility Citigroup, Inc.) (a)(f)	24,045,000	24,045,000
Series ROC II R549, 4.01% (Liquidity Facility Citibank NA) (a)(f)	14,490,000	14,490,000
New Jersey Trans. Auth. Participating VRDN Series MSTC 06 3015 Class A, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	9,155,000	9,155,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 2500, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	4,960,000	4,960,000
Participating VRDN:
Series GS 07 81Z, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(f)	5,000,000	5,000,000
Series LB 06 P27U, 4.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	8,700,000	8,700,000
Series Merlots 04 B, 4.02% (Liquidity Facility Wachovia Bank NA) (a)(f)	12,145,000	12,145,000
Series Merlots 07 C8, 4.02% (Liquidity Facility Bank of New York, New York) (a)(f)	4,975,000	4,975,000
Series MS 00 224, 4.03% (Liquidity Facility Morgan Stanley) (a)(f)	9,000,000	9,000,000
Series MS 963D, 4.03% (Liquidity Facility Morgan Stanley) (a)(f)	12,235,000	12,235,000
Series MS 98 54, 4.03% (Liquidity Facility Morgan Stanley) (a)(f)	11,935,000	11,935,000
Series MT 245, 3.99% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	49,660,000	49,660,000
Series MT 438, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,995,000	9,995,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series PT 2363A, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	$ 1,940,000	$ 1,940,000
Series PT 2494, 3.99% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	10,620,000	10,620,000
Series PT 2711, 4.05% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	5,915,000	5,915,000
Series PT 3472, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,000,000	6,000,000
Series PT 3859, 4% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	15,030,000	15,030,000
Series Putters 1143, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	16,560,000	16,560,000
Series Putters 1144, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	12,000,000	12,000,000
Series Putters 1365, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,575,000	8,575,000
Series Putters 1366, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,910,000	3,910,000
Series Putters 503, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,105,000	5,105,000
Series Putters 818, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	21,290,000	21,290,000
Series Putters 820, 4.01% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,635,000	10,635,000
Series PZ 109, 4.03% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	13,310,000	13,310,000
Series PZ 110, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,100,000	10,100,000
Series PZ 116, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	34,540,000	34,540,000
Series ROC 4040, 4.01% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,985,000	6,985,000
Series ROC II R 10157, 4.07% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,350,000	5,350,000
Series ROC II R 632, 4.04% (Liquidity Facility Citigroup, Inc.) (a)(f)	3,110,000	3,110,000
Series ROC II R146, 4.01% (Liquidity Facility Citibank NA) (a)(f)	7,495,000	7,495,000
Series ROC II R447, 4.01% (Liquidity Facility Citibank NA) (a)(f)	3,000,000	3,000,000
New Jersey Trans. Trust Fund Auth. Trans. Sys. Rev. Participating VRDN Series MSTC 06 3008 Class A, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	14,335,000	14,335,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Newark Port Auth. Hsg. Auth. Rev. Participating VRDN:
Series PT 4349, 4% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	$ 9,000,000	$ 9,000,000
Series ROC II R 2125, 4.01% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,260,000	5,260,000
North Bergen Township Gen. Oblig. BAN 4.25% 5/15/08	10,391,250	10,431,308
North Brunswick Township Gen. Oblig. BAN Series A, 4.25% 8/19/08	14,100,000	14,175,955
North Plainfield Gen. Oblig. BAN 4% 6/20/08	6,069,550	6,080,787
Passaic County Gen. Oblig. BAN 4% 5/14/08	19,900,000	19,942,849
Plainfield Gen. Oblig. BAN 4% 9/19/07	12,400,000	12,402,137
Sparta Township Gen. Oblig. BAN 4% 5/30/08	5,300,000	5,312,560
Toms River BAN 4% 12/12/07	15,799,080	15,811,144
Trenton Gen. Oblig. BAN 4% 5/16/08	18,149,000	18,184,762
Union County Gen. Oblig. BAN 4.25% 5/1/08	8,200,000	8,229,162
Union Township Gen. Oblig. BAN 4% 2/15/08	8,196,500	8,206,603
		1,393,945,857
New Jersey/Pennsylvania - 3.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 4.05% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,900,000	5,900,000
Series Merlots 00 K, 4.02% (Liquidity Facility Wachovia Bank NA) (a)(f)	16,165,000	16,165,000
Series MS 00 396, 4.04% (Liquidity Facility Morgan Stanley) (a)(f)	11,510,000	11,510,000
Series PA 606, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,495,000	9,495,000
Series SG 53, 3.99% (Liquidity Facility Societe Generale) (a)(f)	12,940,000	12,940,000
Series SGA 89, 4% (Liquidity Facility Societe Generale) (a)(f)	7,000,000	7,000,000
		63,010,000
New York & New Jersey - 17.3%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series AAB 06 87, 4.04% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)(f)	8,870,000	8,870,000
Series EGL 06 107 Class A, 4.05% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	30,500,000	30,500,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series EGL 07 0047, 4.04% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)(f)	$ 5,600,000	$ 5,600,000
Series MS 01 701, 4.07% (Liquidity Facility Morgan Stanley) (a)(d)(f)	4,995,000	4,995,000
Series MS 06 1747, 4.08% (Liquidity Facility Morgan Stanley) (a)(d)(f)	4,100,000	4,100,000
Series MS 06 1928, 4.04% (Liquidity Facility Morgan Stanley) (a)(f)	30,540,000	30,540,000
Series MT 338, 4.03% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)(f)	2,500,000	2,500,000
Series MT 394, 4.03% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	4,775,000	4,775,000
Series MT 399, 4.03% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	6,145,000	6,145,000
Series PA 1038R, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,995,000	4,995,000
Series PA 1171R, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,100,000	5,100,000
Series PA 1251, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,600,000	4,600,000
Series PA 1332, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,895,000	5,895,000
Series PA 1365, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,570,000	9,570,000
Series PA 1377 R, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	1,680,000	1,680,000
Series PA 1516, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	16,000,000	16,000,000
Series PT 1269, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	9,805,000	9,805,000
Series PT 2698, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	7,675,000	7,675,000
Series PT 3177, 4.03% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	8,505,000	8,505,000
Series PT 3560, 4.03% (Liquidity Facility Dexia Cr. Local de France) (a)(d)(f)	2,730,000	2,730,000
Series PT 3813, 4.03% (Liquidity Facility Dexia Cr. Local de France) (a)(d)(f)	6,170,000	6,170,000
Series PT 4341, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	16,000,000	16,000,000
Series PT 870, 4.03% (Liquidity Facility DEPFA BANK PLC) (a)(d)(f)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series PT 984, 4.05% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	$ 7,870,000	$ 7,870,000
Series Putters 1969, 4.02% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	3,160,000	3,160,000
Series Putters 2092, 3.95% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	28,000,000	28,000,000
Series ROC II R 10036, 4.05% (Liquidity Facility Citigroup, Inc.) (a)(d)(f)	18,600,000	18,600,000
Series ROC II R43, 4.05% (Liquidity Facility Citibank NA) (a)(d)(f)	7,015,000	7,015,000
Series 1991-1, 4.03%, VRDN (a)(d)(g)	8,800,000	8,800,000
Series 1991-3, 4.03%, VRDN (a)(d)(g)	9,800,000	9,800,000
Series 1992-1, 4%, VRDN (a)(g)	6,800,000	6,800,000
Series 1995-3, 4.03%, VRDN (a)(d)(g)	9,400,000	9,400,000
Series 1995-4, 4.03%, VRDN (a)(d)(g)	10,500,000	10,500,000
Series 4, 4.01%, VRDN (a)	10,000,000	10,000,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series MS 00 331, 4.07% (Liquidity Facility Morgan Stanley) (a)(d)(f)	18,830,000	18,830,000
Series PA 1258, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,500,000	3,500,000
Series Putters 278, 4.02% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	18,435,000	18,435,000
		359,760,000
Puerto Rico - 5.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(f)	25,000,000	25,000,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 4% (Liquidity Facility Wachovia Bank NA) (a)(f)	2,575,000	2,575,000
Series RobIns 3, 3.98% (Liquidity Facility Bank of New York, New York) (a)(f)	2,610,000	2,610,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series EC 1004, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	41,800,000	41,800,000
Series ROC II R 66, 4% (Liquidity Facility Citibank NA) (a)(f)	1,695,000	1,695,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series ROC II R 785 CE, 4% (Liquidity Facility Citigroup, Inc.) (a)(f)	$ 6,415,000	$ 6,415,000
Series ROC II R 790, 4% (Liquidity Facility Citibank NA) (a)(f)	8,200,000	8,200,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Merlots 07 C58, 4% (Liquidity Facility Bank of New York, New York) (a)(f)	11,245,000	11,245,000
Series MS 1276, 4.02% (Liquidity Facility Morgan Stanley) (a)(f)	3,100,000	3,100,000
Series Putters 147, 3.99% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,560,000	1,560,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 4% (Liquidity Facility DEPFA BANK PLC) (a)(f)	14,100,000	14,100,000
		118,300,000
	Shares
Other - 1.8%
Fidelity Municipal Cash Central Fund, 3.71% (b)(c)	37,292,100	37,292,100
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $1,990,077,957)		1,990,077,957
NET OTHER ASSETS - 4.1%		84,005,663
NET ASSETS - 100%		$ 2,074,083,620
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,645,000 or 2.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series PT 3272, 3.71%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	12/15/05	$ 6,385,000
New Jersey Trans. Trust Fund Auth. Bonds Series PT 2500, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	2/27/07	$ 4,960,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1991-1, 4.03%, VRDN	6/18/91	$ 8,800,000
Series 1991-3, 4.03%, VRDN	12/3/03	$ 9,800,000
Series 1992-1, 4%, VRDN	2/14/92	$ 6,800,000
Series 1995-3, 4.03%, VRDN	9/15/95	$ 9,400,000
Series 1995-4, 4.03%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 308,339
Income Tax Information
At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,990,077,957.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

August 31, 2007

1.805778.103

SNJ-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount	Value
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 4.02% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 4,955,000	$ 4,955,000
New Jersey - 77.9%
Aberdeen Township Gen. Oblig. BAN 4.25% 7/24/08	7,073,742	7,104,773
Barnegat Township Board of Ed. BAN 4.25% 12/3/07	9,700,000	9,712,323
Brick Township Gen. Oblig. BAN 4% 12/7/07	5,949,468	5,956,330
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(d)	445,000	445,000
Burlington County Gen. Oblig. BAN 4% 12/27/07	2,600,000	2,603,218
Cape May BAN 4% 10/12/07	6,000,000	6,002,797
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 3.99% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,765,000	13,765,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 4.02% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,250,000	9,250,000
Cinnaminson Township BAN 4% 4/24/08	6,000,000	6,010,436
East Brunswick Township Gen. Oblig. BAN 4.25% 6/27/08	15,731,360	15,792,222
Englewood Gen. Oblig. BAN 4.25% 7/1/08	14,326,139	14,383,444
Essex County Gen. Oblig. BAN 4.25% 8/20/08	17,000,000	17,096,618
Essex County Impt. Auth. Rev. Participating VRDN:
Series MT 18, 4.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	5,900,000	5,900,000
Series PT 3987, 4% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	4,000,000	4,000,000
Series PT 4003, 4.06% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	4,000,000	4,000,000
Series PT 4073, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000,000	5,000,000
Fair Haven Borough BAN 4% 2/19/08	4,526,642	4,532,362
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN:
Series Merlots 05 A23, 4.02% (Liquidity Facility Bank of New York, New York) (b)(d)	2,985,000	2,985,000
Series PT 1916, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,905,000	1,905,000
Haledon Gen. Oblig. BAN 4% 4/25/08	8,878,000	8,893,507
Howell Township Gen. Oblig.:
BAN 4.5% 9/17/07	5,200,000	5,201,913
TAN 4% 3/6/08	7,000,000	7,010,788
Lincoln Park Gen. Oblig. BAN 4% 2/27/08	7,100,000	7,110,405
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Mendham Township Gen. Oblig. BAN 4% 12/28/07	$ 5,000,000	$ 5,006,854
Middlesex County Gen. Oblig. BAN 4% 12/21/07	8,500,000	8,508,548
Montclair Township Gen. Oblig.:
Bonds 4% 12/21/07	7,000,000	7,009,026
BAN:
4% 3/14/08	4,500,000	4,508,078
4% 3/14/08	10,100,000	10,118,130
New Jersey Participating VRDN Series Clipper 07 20, 4% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	21,000,000	21,000,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series 06 1474, 4.03% (Liquidity Facility Morgan Stanley) (b)(d)	7,115,000	7,115,000
Series EGL 06 0135, 4% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	7,500,000	7,500,000
Series FRRI 01 N10, 4.2% (Liquidity Facility Bank of New York, New York) (b)(d)	7,150,000	7,150,000
Series MACN 06 B, 3.99% (Liquidity Facility Bank of America NA) (b)(d)	7,995,000	7,995,000
Series Merlots 04 B14, 4.02% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,990,000	10,990,000
Series MSCO 01 572, 4.03% (Liquidity Facility Morgan Stanley) (b)(d)	10,821,500	10,821,500
Series MT 14, 3.99% (Liquidity Facility BNP Paribas SA) (b)(d)	12,000,000	12,000,000
Series MT 34, 4.03% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	3,495,000	3,495,000
Series PT 3824, 4.03% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,300,000	19,300,000
Series ROC II R 11122, 4.01% (Liquidity Facility Citibank NA) (b)(d)	10,785,000	10,785,000
Series ROC II R298, 4.01% (Liquidity Facility Citibank NA) (b)(d)	12,295,000	12,295,000
Series UBS 07 14, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,200,000	7,200,000
(Jewish Home at Rockleigh Proj.) Series B, 3.96%, LOC Allied Irish Banks PLC, VRDN (b)	3,500,000	3,500,000
(The Hun School of Princeton Proj.) 3.92%, LOC Allied Irish Banks PLC, VRDN (b)	10,610,000	10,610,000
New Jersey Econ. Dev. Auth. Rev. School Facilities Construction Participating VRDN Series PT 4014, 4% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	13,580,000	13,580,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Rev. Series R-1, 3.85%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	$ 8,000,000	$ 8,000,000
New Jersey Edl. Facilities Auth. Rev.:
Participating VRDN:
Series EGL 720050059 Class A, 4.02% (Liquidity Facility Citibank NA) (b)(d)	1,400,000	1,400,000
Series PT 1597, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,495,000	5,495,000
Series Putters 1630, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,915,000	5,915,000
(Princeton Univ. Proj.):
Series 2001 B, 3.91%, VRDN (b)	4,000,000	4,000,000
Series 2002 B, 3.93%, VRDN (b)	6,500,000	6,500,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,555,000	5,555,000
Series PT 1560, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,920,000	5,920,000
New Jersey Gen. Oblig.:
Bonds Series PT 3272, 3.71%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	2,480,000	2,480,000
Participating VRDN:
Series Clipper 06 12, 3.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	22,600,000	22,600,000
Series MSTC 5034, 3.99% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	5,000,000	5,000,000
Series PT 3508, 3.99% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	4,355,000	4,355,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series Merlots 06 F1, 4.02% (Liquidity Facility Wachovia Bank NA) (b)(d)	11,070,000	11,070,000
Series MS 01 833, 4.03% (Liquidity Facility Morgan Stanley) (b)(d)	8,085,000	8,085,000
Series PA 1402, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,810,000	4,810,000
Series UBS 07 10, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,000,000	10,000,000
(East Orange Gen. Hosp. Proj.) Series A2, 3.92%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	11,845,000	11,845,000
(Meridian Health Sys. Proj.) Series A4, 3.92%, LOC Wachovia Bank NA, VRDN (b)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Meridian Health Sys., Inc. Proj.) Series 2006 A5, 3.92%, LOC Wachovia Bank NA, VRDN (b)	$ 8,500,000	$ 8,500,000
(Virtua Health Proj.) 3.92%, LOC Wachovia Bank NA, VRDN (b)	5,400,000	5,400,000
New Jersey Health Care Facilities Fing. Auth. Rev. Catholic Health East Participating VRDN:
Series PA 1479, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,500,000	4,500,000
Series PA 1484, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,500,000	7,500,000
Series PA 1486, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,780,000	18,780,000
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series PA 649R, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000,000	1,000,000
New Jersey Tobacco Settlement Fing. Corp.:
Bonds 4.375% 6/1/19 (Pre-Refunded to 6/1/08 @ 100) (c)	6,015,000	6,044,660
Participating VRDN:
Series Clipper 07 9, 4% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	10,860,000	10,860,000
Series Merlots 07 C72, 4.02% (Liquidity Facility Bank of New York, New York) (b)(d)	12,220,000	12,220,000
Series MT 364, 4% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	9,240,000	9,240,000
Series MT 481, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,335,000	9,335,000
Series PA 1283, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,250,000	6,250,000
Series PA 1285, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,400,000	2,400,000
Series Putters 1734 B, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	46,245,000	46,245,000
Series Putters 1806 B, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	75,000,000	75,000,000
Series ROC II R 11028 CE, 4.01% (Liquidity Facility Citibank NA) (b)(d)	3,060,000	3,060,000
Series ROC II R 756 CE, 4.02% (Liquidity Facility Citibank NA) (b)(d)	36,930,000	36,930,000
Series ROC II R 818 CE, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,400,000	5,400,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series AAB 00 6, 3.98% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	$ 7,980,000	$ 7,980,000
Series EGL 03 47 Class A, 4.02% (Liquidity Facility Citibank NA) (b)(d)	6,100,000	6,100,000
Series Merlots 00 EEE, 4.02% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,200,000	19,200,000
Series MS 03 835, 4.03% (Liquidity Facility Morgan Stanley) (b)(d)	6,595,000	6,595,000
Series MS 06 1487, 4.03% (Liquidity Facility Morgan Stanley) (b)(d)	5,975,000	5,975,000
Series PA 613, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000,000	7,000,000
Series PA 667, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995,000	4,995,000
Series PA 670, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000,000	4,000,000
Series PA 751, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,995,000	9,995,000
Series PT 2493, 3.99% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,150,000	16,150,000
Series Putters 155, 4.01% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	600,000	600,000
Series Putters 2004, 3.98% (Liquidity Facility CDC Fin. CDC IXIS) (b)(d)	3,710,000	3,710,000
Series ROC II R 10040, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,000,000	6,000,000
Series ROC II R 10086, 4.07% (Liquidity Facility Citibank NA) (b)(d)	5,825,000	5,825,000
Series ROC II R4032, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,490,000	5,490,000
Series ROC II R549, 4.01% (Liquidity Facility Citibank NA) (b)(d)	2,315,000	2,315,000
Series ROC II R6042, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,975,000	9,975,000
New Jersey Trans. Auth. Participating VRDN Series MSTC 06 3015 Class A, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,590,000	5,590,000
New Jersey Trans. Corp. Ctfs. of Prtn. Fed. Trans. Administrative Grants Rev. Participating VRDN Series PT 4037, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,645,000	4,645,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series PT 2500, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	$ 12,360,000	$ 12,360,000
Series PT 2572, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	1,880,000	1,880,000
Participating VRDN:
Series GS 06 38TPZ, 4.01% (Liquidity Facility Wells Fargo & Co.) (b)(d)	2,780,000	2,780,000
Series GS 07 81Z, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,155,000	4,155,000
Series LB 06 P27U, 4.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,915,000	6,915,000
Series Merlots 06 B23, 4.02% (Liquidity Facility Wachovia Bank NA) (b)(d)	24,915,000	24,915,000
Series Merlots 07 C8, 4.02% (Liquidity Facility Bank of New York, New York) (b)(d)	5,120,000	5,120,000
Series Merlots 07 C80, 4.01% (Liquidity Facility Bank of New York, New York) (b)(d)	10,000,000	10,000,000
Series MS 00 203, 4.03% (Liquidity Facility Morgan Stanley) (b)(d)	4,895,000	4,895,000
Series MS 00 224, 4.03% (Liquidity Facility Morgan Stanley) (b)(d)	1,695,000	1,695,000
Series MS 963D, 4.03% (Liquidity Facility Morgan Stanley) (b)(d)	2,300,000	2,300,000
Series MS 98 54, 4.03% (Liquidity Facility Morgan Stanley) (b)(d)	12,795,000	12,795,000
Series MT 245, 3.99% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	20,000,000	20,000,000
Series MT 458, 4% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	16,495,000	16,495,000
Series PA 646, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,020,000	5,020,000
Series PT 2363A, 3.99% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	12,785,000	12,785,000
Series PT 2494, 3.99% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,800,000	3,800,000
Series PT 3291, 4% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	24,305,000	24,305,000
Series PT 3472, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,555,000	9,555,000
Series PT 3495, 4% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	17,555,000	17,555,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series PT 3859, 4% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 9,680,000	$ 9,680,000
Series Putters 1143, 4.01% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,490,000	4,490,000
Series Putters 1144, 4.01% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	995,000	995,000
Series Putters 1365, 4.01% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,830,000	3,830,000
Series Putters 1366, 4.01% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995,000	4,995,000
Series Putters 503, 4.01% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,290,000	1,290,000
Series Putters 504, 4.01% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,295,000	5,295,000
Series Putters 820, 4.01% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,035,000	5,035,000
Series PZ 109, 4.03% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,900,000	6,900,000
Series PZ 110, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,710,000	5,710,000
Series PZ 116, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	35,380,000	35,380,000
Series ROC II R 10157, 4.07% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,905,000	2,905,000
Series ROC II R 684Z, 4.03% (Liquidity Facility Citibank NA) (b)(d)	2,580,000	2,580,000
Series ROC II R7516, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,280,000	5,280,000
New Jersey Trans. Trust Fund Auth. Trans. Sys. Rev. Participating VRDN:
Series MSTC 06 3008 Class A, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,655,000	8,655,000
4.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	20,680,000	20,680,000
New Jersey Transit Corp. Ctfs. of Prtn. Participating VRDN Series PT 3751, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000,000	5,000,000
Newark Gen. Oblig. Participating VRDN Series ROC II R 4539, 4.01% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,245,000	8,245,000
Newark Port Participating VRDN Series BS 5030, 3.99% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	4,490,000	4,490,000
Newark Port Auth. Hsg. Auth. Rev. Participating VRDN Series PT 4349, 4% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
North Brunswick Township Gen. Oblig. BAN:
Series A, 4.25% 8/19/08	$ 11,728,000	$ 11,791,177
Series B, 4% 11/9/07	6,600,000	6,605,300
Passaic County Gen. Oblig. BAN 4% 5/14/08	15,000,000	15,032,298
Toms River BAN 4% 12/12/07	12,600,000	12,609,621
Township of Washington Morris County BAN 4.25% 10/26/07	6,499,000	6,505,140
Trenton Gen. Oblig. BAN 4% 5/16/08	13,700,000	13,726,995
Union County Gen. Oblig. BAN 4.25% 5/1/08	6,800,000	6,824,183
Union Township Gen. Oblig. BAN 4% 1/10/08	5,920,086	5,924,422
West Milford Township Gen. Oblig. BAN 4% 4/25/08	6,241,585	6,254,027
Woodbridge Township Board of Ed. BAN 4% 12/26/07	10,190,000	10,200,335
		1,341,216,430
New Jersey/Pennsylvania - 2.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 4.05% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,110,000	4,110,000
Series Merlots 00 K, 4.02% (Liquidity Facility Wachovia Bank NA) (b)(d)	13,000,000	13,000,000
Series PA 606, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,200,000	14,200,000
Series SG 53, 3.99% (Liquidity Facility Societe Generale) (b)(d)	5,700,000	5,700,000
Series SGA 89, 4% (Liquidity Facility Societe Generale) (b)(d)	6,000,000	6,000,000
		43,010,000
New York & New Jersey - 2.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series EGL 03 59 Class A, 4.02% (Liquidity Facility Citibank NA) (b)(d)	5,000,000	5,000,000
Series MS 06 1928, 4.04% (Liquidity Facility Morgan Stanley) (b)(d)	8,925,000	8,925,000
Series PA 1251, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,900,000	1,900,000
Series ROC II R475, 4.01% (Liquidity Facility Citibank NA) (b)(d)	2,940,000	2,940,000
Series 1992 2, 4%, VRDN (b)(e)	6,900,000	6,900,000
Series 1997 1, 4%, VRDN (b)(e)	8,900,000	8,900,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 1997 2, 4%, VRDN (b)(e)	$ 10,400,000	$ 10,400,000
Series 2004 1, 4.01%, VRDN (b)	2,000,000	2,000,000
		46,965,000
Puerto Rico - 10.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 4.03% (Liquidity Facility Citigroup, Inc.) (b)(d)	21,600,000	21,600,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 4% (Liquidity Facility Wachovia Bank NA) (b)(d)	900,000	900,000
Series MT 218, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,600,000	3,600,000
Series MT 251, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000,000	5,000,000
Series PA 774R, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,770,000	1,770,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series EC 1004, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	21,100,000	21,100,000
Series ROC II R 66, 4% (Liquidity Facility Citibank NA) (b)(d)	1,000,000	1,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 06 H, 3.97% (Liquidity Facility Bank of America NA) (b)(d)	2,800,000	2,800,000
Series MACN 06 M, 3.97% (Liquidity Facility Bank of America NA) (b)(d)	3,005,000	3,005,000
Series MACN 06 R, 3.97% (Liquidity Facility Bank of America NA) (b)(d)	5,000,000	5,000,000
Series Merlots 00 FFF, 4% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,710,000	2,710,000
Series ROC II R 785 CE, 4% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,815,000	3,815,000
Series ROC II R 790, 4% (Liquidity Facility Citibank NA) (b)(d)	20,160,000	20,160,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MT 258, 3.98% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	19,555,000	19,555,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Participating VRDN Series MS 1290, 4.02% (Liquidity Facility Morgan Stanley) (b)(d)	3,280,000	3,280,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 1276, 4.02% (Liquidity Facility Morgan Stanley) (b)(d)	$ 4,100,000	$ 4,100,000
Series PA 561, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000,000	7,000,000
Series Putters 147, 3.99% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,900,000	2,900,000
Series Putters 1816, 3.99% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,615,000	10,615,000
Series RobIns 16, 3.98% (Liquidity Facility Bank of New York, New York) (b)(d)	2,165,000	2,165,000
Series ROC II R 11110 CE, 4% (Liquidity Facility Citibank NA) (b)(d)	10,000,000	10,000,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 4.13%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,450,000	1,450,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 4% (Liquidity Facility DEPFA BANK PLC) (b)(d)	15,300,000	15,300,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN Series BS 3084, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,905,000	5,905,000
		174,730,000
	Shares
Other - 4.9%
Fidelity Tax-Free Cash Central Fund, 3.65% (a)	84,207,709	84,207,709
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,695,084,139)		1,695,084,139
NET OTHER ASSETS - 1.6%		27,572,014
NET ASSETS - 100%		$ 1,722,656,153
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,920,000 or 2.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series PT 3272, 3.71%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	2/21/06	$ 2,480,000
New Jersey Trans. Trust Fund Auth. Bonds: Series PT 2500, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	11/22/05 - 11/20/06	$ 12,360,000
Series PT 2572, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	3/17/05	$ 1,880,000
Port Auth. of New York & New Jersey: Series 1992 2, 4%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 4%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 4%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 399,047
Income Tax Information
At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,695,084,139.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007